Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (12,409)	[1]	$ (9,562)	[1],[2]	$ (7,707)
Ending balance	(16,696)		(12,409)	[1]	(9,562)	[1],[2]
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(24,821)		(22,715)		(18,115)
Additions/Amortization	8,772		5,953		4,641
Disposals, Cost (Depreciation and impairment)	(2,045)		(3,834)		(64)
Exchange difference	7		(13)		23
Ending balance	(31,555)		(24,821)		(22,715)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,412		13,153		10,408
Additions/Amortization	4,279		3,103		2,815
Disposals, Cost (Depreciation and impairment)	1,838		3,834		64
Exchange difference	6		(10)		(6)
Ending balance	14,859		12,412		13,153
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(5,037)		(2,107)		(409)
Ending balance	(8,982)		(5,037)		(2,107)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(5,717)		(2,340)		(409)
Additions/Amortization	5,020		3,377		1,931
Disposals, Cost (Depreciation and impairment)	0		0		0
Exchange difference	0		0		0
Ending balance	(10,737)		(5,717)		(2,340)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	680		233		0
Additions/Amortization	1,075		447		233
Disposals, Cost (Depreciation and impairment)	0		0		0
Exchange difference	0		0		0
Ending balance	1,755		680		233
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(7,372)		(7,455)		(7,298)
Ending balance	(7,714)		(7,372)		(7,455)
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(19,104)		(20,375)		(17,706)
Additions/Amortization	3,752		2,576		2,710
Disposals, Cost (Depreciation and impairment)	(2,045)		(3,834)		(64)
Exchange difference	7		(13)		23
Ending balance	(20,818)		(19,104)		(20,375)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	11,732		12,920		10,408
Additions/Amortization	3,204		2,656		2,582
Disposals, Cost (Depreciation and impairment)	1,838		3,834		64
Exchange difference	6		(10)		(6)
Ending balance	$ 13,104		$ 11,732		$ 12,920

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.